STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2022	$ 152,019	$ 171,008	$ (18,989)
Comprehensive income (loss):
Net income (loss)	229	229
Other comprehensive income (loss), net of tax	4,534		4,534
Total comprehensive income (loss)	4,763
Balance at Mar. 31, 2023	156,782	171,237	(14,455)
Balance at Dec. 31, 2022	152,019	171,008	(18,989)
Comprehensive income (loss):
Net income (loss)	(109)
Total comprehensive income (loss)	83
Balance at Jun. 30, 2023	152,102	170,899	(18,797)
Balance at Mar. 31, 2023	156,782	171,237	(14,455)
Comprehensive income (loss):
Net income (loss)	(338)	(338)
Other comprehensive income (loss), net of tax	(4,342)		(4,342)
Total comprehensive income (loss)	(4,680)
Balance at Jun. 30, 2023	152,102	170,899	(18,797)
Balance at Dec. 31, 2023	156,737	172,126	(15,389)
Comprehensive income (loss):
Net income (loss)	(807)	(807)
Other comprehensive income (loss), net of tax	(2,566)		(2,566)
Total comprehensive income (loss)	(3,373)
Balance at Mar. 31, 2024	153,364	171,319	(17,955)
Balance at Dec. 31, 2023	156,737	172,126	(15,389)
Comprehensive income (loss):
Net income (loss)	42
Total comprehensive income (loss)	(1,030)
Balance at Jun. 30, 2024	155,707	172,168	(16,461)
Balance at Mar. 31, 2024	153,364	171,319	(17,955)
Comprehensive income (loss):
Net income (loss)	849	849
Other comprehensive income (loss), net of tax	1,494		1,494
Total comprehensive income (loss)	2,343
Balance at Jun. 30, 2024	$ 155,707	$ 172,168	$ (16,461)